Related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Associates and Joint Ventures
Related parties
Assets, related party	€ 9,659	€ 7,202	€ 6,048
Liabilities, related party	2,689	1,650	748
Income Statement, related party	1,386	993	1,020
Interest income, related party	111	73	57
Interest expense, related party	15	3	3
Gains/losses on financial assets and liabilities and others, related party	47	82	302
Commission income, related party	1,269	853	735
Commission expense, related party	26	12	71
Other, related party	4,219	4,707	3,881
Contingent liabilities and others	17	21	6
Contingent commitments	197	393	301
Derivative financial instruments	4,005	4,293	3,574
Associates and Joint Ventures | Deposits - Credit institutions
Related parties
Liabilities, related party	563	8	309
Associates and Joint Ventures | Deposits - Customers
Related parties
Liabilities, related party	2,064	1,596	414
Associates and Joint Ventures | Marketable debt securities
Related parties
Liabilities, related party	0	8	4
Associates and Joint Ventures | Other financial liabilities
Related parties
Liabilities, related party	62	38	21
Associates and Joint Ventures | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	740	0	0
Associates and Joint Ventures | Loans and advances - Credit institutions
Related parties
Assets, related party	961	704	472
Associates and Joint Ventures | Loans and advances - Customers
Related parties
Assets, related party	6,950	6,142	5,081
Associates and Joint Ventures | Debt instruments
Related parties
Assets, related party	848	295	473
Associates and Joint Ventures | Other financial assets
Related parties
Assets, related party	160	61	22
Members of the board of directors
Related parties
Assets, related party	0	0	0
Liabilities, related party	41	19	19
Income Statement, related party	0	0	0
Interest income, related party	0	0	0
Interest expense, related party	0	0	0
Gains/losses on financial assets and liabilities and others, related party	0	0	0
Commission income, related party	0	0	0
Commission expense, related party	0	0	0
Other, related party	7	9	7
Contingent liabilities and others	5	7	6
Contingent commitments	1	1	1
Derivative financial instruments	1	1	0
Members of the board of directors | Deposits - Credit institutions
Related parties
Liabilities, related party	0	0	0
Members of the board of directors | Deposits - Customers
Related parties
Liabilities, related party	41	19	19
Members of the board of directors | Marketable debt securities
Related parties
Liabilities, related party	0	0	0
Members of the board of directors | Other financial liabilities
Related parties
Liabilities, related party	0	0	0
Members of the board of directors | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	0	0	0
Members of the board of directors | Loans and advances - Credit institutions
Related parties
Assets, related party	0	0	0
Members of the board of directors | Loans and advances - Customers
Related parties
Assets, related party	0	0	0
Members of the board of directors | Debt instruments
Related parties
Assets, related party	0	0	0
Members of the board of directors | Other financial assets
Related parties
Assets, related party	0	0	0
Executive vice presidents
Related parties
Assets, related party	26	30	21
Liabilities, related party	12	12	14
Income Statement, related party	0	0	0
Interest income, related party	0	0	0
Interest expense, related party	0	0	0
Gains/losses on financial assets and liabilities and others, related party	0	0	0
Commission income, related party	0	0	0
Commission expense, related party	0	0	0
Other, related party	3	3	3
Contingent liabilities and others	2	1	1
Contingent commitments	1	2	2
Derivative financial instruments	0	0	0
Executive vice presidents | Deposits - Credit institutions
Related parties
Liabilities, related party	0	0	0
Executive vice presidents | Deposits - Customers
Related parties
Liabilities, related party	12	12	14
Executive vice presidents | Marketable debt securities
Related parties
Liabilities, related party	0	0	0
Executive vice presidents | Other financial liabilities
Related parties
Liabilities, related party	0	0	0
Executive vice presidents | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	0	0	0
Executive vice presidents | Loans and advances - Credit institutions
Related parties
Assets, related party	0	0	0
Executive vice presidents | Loans and advances - Customers
Related parties
Assets, related party	26	30	21
Executive vice presidents | Debt instruments
Related parties
Assets, related party	0	0	0
Executive vice presidents | Other financial assets
Related parties
Assets, related party	0	0	0
Other related parties
Related parties
Assets, related party	104	256	300
Liabilities, related party	57	363	63
Income Statement, related party	2	31	14
Interest income, related party	1	14	8
Interest expense, related party	0	1	0
Gains/losses on financial assets and liabilities and others, related party	0	0	0
Commission income, related party	1	18	6
Commission expense, related party	0	0	0
Other, related party	49	782	597
Contingent liabilities and others	38	508	352
Contingent commitments	6	64	60
Derivative financial instruments	5	210	185
Other related parties | Deposits - Credit institutions
Related parties
Liabilities, related party	0	0	0
Other related parties | Deposits - Customers
Related parties
Liabilities, related party	57	363	63
Other related parties | Marketable debt securities
Related parties
Liabilities, related party	0	0	0
Other related parties | Other financial liabilities
Related parties
Liabilities, related party	0	0	0
Other related parties | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	0	0	0
Other related parties | Loans and advances - Credit institutions
Related parties
Assets, related party	0	0	0
Other related parties | Loans and advances - Customers
Related parties
Assets, related party	104	256	279
Other related parties | Debt instruments
Related parties
Assets, related party	0	0	21
Other related parties | Other financial assets
Related parties
Assets, related party	€ 0	€ 0	€ 0